Operations and Summary of Significant Accounting Principles (Tables)	12 Months Ended
Feb. 28, 2015
Schedule of Allowance for Doubtful Accounts [Table Text Block]
Allowances for Doubtful Accounts	2015	2014	2013
Balance at beginning of year	$51,579	$124,672	$43,353
Bad debt provision	-	-	95,838
Write-off of receivables	(15,250)	(73,093)	(14,519)
Balance at end of year	$36,329	$51,579	$124,672

Schedule of Significant Acquisitions and Disposals of Property, plant and equipment [Table Text Block]
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%